Schedule of Investments (unaudited) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 89.4%

Alabama — 1.3%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$3,745	$4,422,021
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A(a):
4.50%, 05/01/32	380	412,528
5.25%, 05/01/44	485	538,044
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	1,165	1,230,345

		6,602,938

Alaska — 1.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	190	190,224
5.00%, 06/01/32	1,500	1,500,390
5.00%, 06/01/46	4,290	4,290,000

		5,980,614

Arizona — 2.8%
Arizona IDA, RB, Series A(a):
Doral Academy of Neveda — Fire Mesa & Red Rock Campus Projects, 5.00%, 07/15/39	520	573,045
Lone Mountain Campus Project, 5.00%, 12/15/39	250	274,200
Arizona IDA, Refunding RB, Series A(a):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	960	1,046,160
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	1,775	1,698,604
City of Phoenix Arizona IDA, RB:
Great Hearts Academies — Veritas Project, 6.40%, 07/01/21(b)	425	466,884
Great Hearts Academies — Veritas Projects, 6.30%, 07/01/21(b)	500	548,335
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(a)	570	648,974
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(a)	1,000	1,129,440
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	305	328,427
Basis Schools, Inc. Projects, 5.00%, 07/01/45	855	900,289
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	260	279,971

Security	Par (000)	Value

Arizona (continued)
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	$290	$303,366
Legacy Traditional School Projects, 5.00%, 07/01/35	320	342,192
Legacy Traditional School Projects, 5.00%, 07/01/45	255	269,010
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(a)	875	916,125
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,650	2,161,054
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(a)	665	695,956
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(a)	1,765	1,904,329

		14,486,361

California — 6.2%
California Municipal Finance Authority, RB, Urban Discovery Academy Project(a):
5.50%, 08/01/34	315	336,839
6.00%, 08/01/44	665	716,331
6.13%, 08/01/49	580	624,492
California School Finance Authority, RB:
Alliance for College Ready Public School — 2023 Union LLC Project, Series A, 6.40%, 07/01/48	1,570	1,791,920
Value Schools, 6.65%, 07/01/33	435	496,892
Value Schools, 6.90%, 07/01/43	975	1,099,946
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center(a):
5.25%, 12/01/38	580	678,977
Series A, 5.00%, 12/01/46	725	800,987
Series A, 5.25%, 12/01/56	620	688,560
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,175	2,188,985
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series B, 6.00%, 05/01/43	1,650	1,651,056

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(a)(c):
0.00%, 08/01/26	$1,250	$929,575
0.00%, 08/01/43	1,500	463,395
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	900	977,679
6.50%, 05/01/42	2,220	2,399,709
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	375	439,144
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	3,600	3,639,096
5.60%, 06/01/36	1,285	1,298,891
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,885	3,224,968
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	790	798,880
5.25%, 06/01/47	610	621,053
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	535	535,583
5.00%, 06/01/37	5,580	5,639,985

		32,042,943

Colorado — 1.5%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	946,500
Arista Metropolitan District, GO, Refunding, Series A, 5.00%, 12/01/38	1,240	1,332,913
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/20(b)	500	548,770
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	575	604,463
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	720	755,222
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	500	517,715

Security	Par (000)	Value

Colorado (continued)
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	$760	$787,619
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,500	1,532,655
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/47	410	450,246

		7,476,103

Connecticut — 0.9%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	1,400	1,445,822
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	971	1,049,107
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(a)	1,835	2,051,952

		4,546,881

Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,000	1,044,300
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	3,180	3,271,234

		4,315,534

District of Columbia — 0.5%
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,260	2,410,177

Florida — 9.0%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,420	1,460,243
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement Revenue Bond, Series A-1, 5.13%, 05/01/39	1,495	1,581,964
Capital Trust Agency, Inc., RB, Series A:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/44(d)(e)	515	298,700

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/49(d)(e)	$1,105	$640,900
Paragon Academy of Technology and Sunshine, 5.75%, 06/01/54(a)	940	970,945
Silver Creek St. Augustine Project, 5.75%, 01/01/50(d)(e)	655	641,900
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, AMT(a):
5.00%, 10/01/34	245	268,662
5.00%, 10/01/49	1,170	1,250,917
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(a)	630	625,848
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	915	998,357
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Series A, 7.25%, 06/01/34	500	568,565
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 06/15/29	690	753,880
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	909,933
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,180	3,422,030
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(f)	1,550	1,637,358
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(a)	1,115	1,206,809
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,785	1,844,655
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 05/01/33	370	370,988
Lakewood Ranch Stewardship District, Special Assessment Bonds,(a):
Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29	425	455,689
Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39	425	462,740
Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48	665	721,186

Security	Par (000)	Value

Florida (continued)
Northeast Sector Project — Phase 1B, 5.30%, 05/01/39	$645	$705,727
Northeast Sector Project — Phase 1B, 4.75%, 05/01/29	565	610,483
Northeast Sector Project — Phase 1B, 5.45%, 05/01/48	1,150	1,253,925
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	100	101,381
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	1,485	1,633,441
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.25%, 05/01/26	135	141,272
5.13%, 05/01/46	825	867,974
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	4,550	5,142,683
Midtown Miami Community Development District, Refunding, Special Assessment Bonds:
Series A, 5.00%, 05/01/37	845	886,963
Series B, 5.00%, 05/01/37	495	519,582
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(d)(e)	3,650	2,832,312
Tolomato Community Development District, Refunding, Special Assessment Bonds(g):
Convertible CAB, Series A4, 6.61%, 05/01/40	305	262,959
Series 2015-2, 6.61%, 05/01/40	805	589,155
Tolomato Community Development District(d)(e):
Series 1, 6.61%, 05/01/40(g)	1,305	1,127,429
Series 3, 6.61%, 05/01/40	875	9
Series 3, 6.65%, 05/01/40	710	7
Trout Creek Community Development District, Special Assessment Bonds:
5.38%, 05/01/38	430	464,215
5.50%, 05/01/49	1,105	1,175,234
Village Community Development District No. 9, Special Assessment Bonds:
6.75%, 05/01/31	1,460	1,565,105
7.00%, 05/01/41	2,400	2,562,552
5.50%, 05/01/42	1,155	1,229,832

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
West Villages Improvement District, Special Assessment Bonds:
4.75%, 05/01/39	$455	$468,227
5.00%, 05/01/50	940	970,907

		46,203,643

Georgia — 1.8%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	3,365	3,549,234
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2(b):
6.38%, 11/15/19	700	710,563
6.63%, 11/15/19	880	893,904
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	560	721,011
5.00%, 05/15/36	560	725,782
5.00%, 05/15/37	615	803,412
5.00%, 05/15/38	340	446,627
5.00%, 05/15/49	1,130	1,525,783

		9,376,316

Guam — 0.3%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	140	141,785
7.00%, 11/15/19(b)	1,115	1,133,453

		1,275,238

Illinois — 6.6%
Chicago Board of Education, GO, Dedicated Revenues, Series D:
Refunding, 5.00%, 12/01/31	1,000	1,128,500
Refunding, Series G, 5.00%, 12/01/44	2,150	2,350,466
Series H, 5.00%, 12/01/46	720	786,110
Project, Series C, 5.25%, 12/01/35	1,655	1,797,529
Chicago Board of Education, GO, Refunding:
5.00%, 12/01/27	900	1,044,756
Series B, 4.00%, 12/01/35	745	746,907
Series C, 5.00%, 12/01/25	725	819,613
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	1,020	1,060,688
5.00%, 12/01/46	600	662,448
5.00%, 12/01/46	1,555	1,634,772
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	1,260	1,473,746

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB:
Friendship Village of Schaumburg, 7.25%, 02/15/20(b)	$4,000	$4,130,720
Primary Health Care Centers Program, 6.60%, 07/01/24	670	675,172
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	365	404,387
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	860	937,632
Roosevelt University Project, 6.50%, 10/01/19(b)	785	791,892
Roosevelt University Project, 6.50%, 10/01/19(b)	1,215	1,225,668
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project, :
Bonds, 0.00%, 12/15/56(c)	5,005	1,096,696
5.50%, 06/15/53	2,370	2,667,672
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	6,980	1,666,684
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	180	194,180
6.00%, 06/01/21	710	772,345
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/29	1,975	2,248,221
State of Illinois, GO:
Series A, 5.00%, 01/01/33	740	772,686
Series D, 5.00%, 11/01/28	1,365	1,538,642
Village of Lincolnshire Illinois, Special Tax Bonds, Sedgebrook Project, 6.25%, 03/01/34	1,583	1,585,818

		34,213,950

Indiana — 2.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	825	956,744
7.00%, 01/01/44	2,000	2,301,760
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(a)	2,175	2,238,010
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	290	320,749

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
6.75%, 01/15/43	$525	$575,132
6.88%, 01/15/52	2,450	2,678,879
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	470	510,961
5.00%, 07/01/48	1,555	1,684,609
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	1,190	1,268,861

		12,535,705

Iowa — 2.0%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(f)	2,085	2,287,370
Midwestern Disaster Area, 5.25%, 12/01/25	2,190	2,399,298
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 06/01/34(g)	795	795,231
Series C, 5.38%, 06/01/38	4,900	4,927,146

		10,409,045

Kentucky — 0.9%
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing, First Tier, Series A, 5.75%, 07/01/49	4,000	4,343,000

Louisiana — 2.2%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	2,445	2,529,548
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, S/F Housing, University of Louisiana Monroe Project, 5.00%, 07/01/54(a)	930	992,124
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 05/01/41	1,745	1,821,536

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	$5,570	$6,134,853

		11,478,061

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	2,955	3,166,017

Maryland — 1.2%
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	2,825	2,892,461
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	3,085	3,176,007

		6,068,468

Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Series A(b):
Foxborough Regional Charter School, 7.00%, 07/01/20	1,025	1,079,991
North Hill Communities Issue, 6.50%, 11/15/23(a)	2,020	2,472,904
Massachusetts Development Finance Agency, Refunding RB, Tufts Medical Center, Series I(b):
6.75%, 01/01/21	895	965,920
6.75%, 01/01/21	595	642,148

		5,160,963

Michigan — 1.4%
City of Detroit Michigan, GO:
5.00%, 04/01/34	285	313,554
5.00%, 04/01/35	285	312,081
5.00%, 04/01/36	200	218,122
5.00%, 04/01/37	320	347,575
5.00%, 04/01/38	145	156,839
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,785	3,046,595
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	415	445,843
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	920	995,127

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	$1,200	$1,397,232

		7,232,968

Minnesota — 0.1%
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	195	211,854
6.00%, 09/01/51	290	317,651

		529,505

Missouri — 0.8%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	685	737,937
4.75%, 11/15/47	760	806,489
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 05/15/20(b)	2,315	2,444,408

		3,988,834

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,015	1,040,741
Series C, AMT, 4.88%, 11/01/42	485	498,502

		1,539,243

New Jersey — 4.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,065	1,161,319
5.25%, 11/01/44	770	839,700
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,150	1,166,341
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	2,155	2,400,584
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,160	2,542,126
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	165	186,335
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	260	289,458

Security	Par (000)	Value

New Jersey (continued)
State House Project, Series B, Remark 10, 5.00%, 06/15/43	$2,245	$2,543,787
Team Academy Charter School Project, 6.00%, 10/01/43	1,530	1,732,189
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 6.00%, 08/01/49(a)	500	515,850
New Jersey Transportation Trust Fund Authority, RB, Transportation Program:
Bonds, Series S, 5.25%, 06/15/43	2,345	2,722,991
Series AA, 5.25%, 06/15/41	1,140	1,278,715
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,970	6,462,465

		23,841,860

New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,970	3,157,971

New York — 5.9%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	5,300	5,415,964
5.00%, 06/01/42	3,155	3,155,000
5.00%, 06/01/45	1,185	1,184,964
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	2,655	2,813,238
5.00%, 06/01/51	1,900	2,012,233
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,286	1,390,937
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	2,890	2,890,896
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,270	1,292,276
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	4,705	5,160,021

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	$455	$505,004
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	1,080	1,209,384
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(a)	1,565	1,895,325
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	1,340	1,409,559

		30,334,801

North Carolina — 0.5%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A(b):
7.75%, 03/01/21	1,000	1,103,850
7.75%, 03/01/21	1,420	1,567,467

		2,671,317

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.75%, 06/01/34	6,745	6,708,172
Senior Turbo Term, 5.88%, 06/01/47	5,570	5,475,032
6.00%, 06/01/42	3,040	3,036,626
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	875	955,815
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	840	902,042

		17,077,687

Oklahoma — 1.4%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	750	850,680
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	2,990	3,439,816

Security	Par (000)	Value

Oklahoma (continued)
5.25%, 08/15/43	$2,690	$3,137,858

		7,428,354

Oregon — 0.7%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	1,765	1,935,269
Oregon State Facilities Authority, RB, Howard Street Charter School Project, Series A(a):
5.00%, 06/15/29	120	126,756
5.00%, 06/15/39	565	580,888
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 07/01/35	620	668,689
5.38%, 07/01/45	385	410,510

		3,722,112

Pennsylvania — 2.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,238,804
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	2,000	2,169,080
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	1,800	1,896,678
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	1,135	1,168,607
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	1,855	2,120,803

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$2,710	$2,892,139

		12,486,111

Puerto Rico — 5.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	850	864,255
Commonwealth of Puerto Rico, GO, Public Improvements, Series A, 5.25%, 07/01/26(d)(e)	50	37,120
Commonwealth of Puerto Rico, GO, Refunding(d)(e):
Public Improvement, 5.00%, 07/01/18	90	66,817
Public Improvement, Series A, 5.50%, 07/01/39	970	597,961
Series A, 8.00%, 07/01/35	1,615	891,005
Commonwealth of Puerto Rico, GO, Series A, 6.00%, 07/01/38(d)(e)	750	556,805
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	270	271,898
5.13%, 07/01/37	200	201,998
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	4,290	4,335,774
6.00%, 07/01/44	1,445	1,459,450
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.75%, 07/01/37	3,355	3,443,740
5.25%, 07/01/42	920	931,491
Puerto Rico Electric Power Authority, RB(d)(e):
Series 2013-A, 7.00%, 07/01/33	210	165,029
Series 2013-A, 7.00%, 07/01/43	190	149,312
Series A, 5.00%, 07/01/29	660	501,733
Series A, 5.00%, 07/01/42	1,315	999,664
Series CCC, 5.25%, 07/01/26	260	197,652
Series CCC, 5.25%, 07/01/28	85	64,617
Series TT, 5.00%, 07/01/25	100	76,020
Series TT, 5.00%, 07/01/26	225	171,045
Series TT, 5.00%, 07/01/32	190	144,438
Series WW, 5.50%, 07/01/38	205	155,841
Series XX, 5.25%, 07/01/27	110	83,622
Series XX, 5.25%, 07/01/35	60	45,612
Series XX, 5.25%, 07/01/40	480	364,897

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB(d)(e):
Series AAA, 5.25%, 07/01/22	$175	$133,035
Series AAA, 5.25%, 07/01/29	95	72,219
Series ZZ, 5.25%, 07/01/21	50	38,010
Series ZZ, 5.25%, 07/01/24	345	262,269
Series ZZ, 5.25%, 07/01/26	40	30,408
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (GTD), 5.25%, 07/01/24(d)(e)	235	195,725
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/24(c)	70	59,989
CAB, Series A-1, 0.00%, 07/01/27(c)	134	103,759
CAB, Series A-1, 0.00%, 07/01/29(c)	200	141,064
CAB, Series A-1, 0.00%, 07/01/31(c)	239	151,292
CAB, Series A-1, 0.00%, 07/01/33(c)	337	189,674
CAB, Series A-1, 0.00%, 07/01/46(c)	1,804	415,046
CAB, Series A-1, 0.00%, 07/01/51(c)	1,469	248,349
Series A-1, 4.50%, 07/01/34	139	143,362
Series A-1, 4.75%, 07/01/53	2,453	2,390,743
Series A-1, 5.00%, 07/01/58	3,904	3,895,841
Series A-2, 4.55%, 07/01/40	1,629	1,564,785
Series A-2, 4.75%, 07/01/53	21	19,707
Series A-2, 5.00%, 07/01/58	2,080	1,996,363

		28,829,436

Rhode Island — 2.0%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,190	642,465
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	980	1,073,698
Series B, 4.50%, 06/01/45	5,055	5,174,399

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Series B, 5.00%, 06/01/50	$3,330	$3,483,680

		10,374,242

South Carolina — 0.7%
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	3,275	3,635,938

Tennessee — 0.4%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	925	1,029,063
5.63%, 01/01/46	1,085	1,196,538

		2,225,601

Texas — 9.6%
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 01/01/28(c)	1,000	813,920
CAB, 0.00%, 01/01/29(c)	2,000	1,568,120
CAB, 0.00%, 01/01/30(c)	1,170	880,706
CAB, 0.00%, 01/01/33(c)	3,690	2,426,175
CAB, 0.00%, 01/01/34(c)	4,000	2,509,040
Senior Lien, 6.25%, 01/01/21(b)	2,210	2,363,241
City of Houston Texas Airport System, Refunding ARB, AMT, :
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	2,890	3,108,773
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	910	1,014,577
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 07/01/20(b)	5,040	5,269,118
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	475	566,685
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Senior Living Center Project, Series A, 8.25%, 11/15/44(d)(e)	4,200	3,351,600
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	865	940,541

Security	Par (000)	Value

Texas (continued)
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 01/01/21(b)	$3,080	$3,335,763
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	890	954,347
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	1,210	1,318,755
6.00%, 04/01/45	1,845	1,995,644
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A, 5.00%, 08/15/36(a)	1,085	1,108,794
Newark Higher Education Finance Corp., RB, Series A(a):
5.50%, 08/15/35	290	320,511
5.75%, 08/15/45	580	640,453
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.25%, 12/01/47	1,600	1,680,640
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(d)(e)	2,895	1,851,633
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	900	935,586
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,775	3,958,088
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,060,180
Texas Transportation Commission, RB, CAB, First Tier Toll Revenue(c):
0.00%, 08/01/46	1,420	422,493
0.00%, 08/01/47	2,120	599,812
0.00%, 08/01/48	2,235	600,343
0.00%, 08/01/49	2,100	542,913
0.00%, 08/01/50	3,015	721,037
0.00%, 08/01/51	1,770	398,834
0.00%, 08/01/52	1,770	376,408

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
0.00%, 08/01/53	$160	$31,997

		49,666,727

Utah — 0.6%
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,950	2,957,139

Virginia — 2.8%
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a):
5.00%, 03/01/35	495	521,339
5.00%, 03/01/45	505	520,852
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	1,485	1,585,490
6.88%, 03/01/36	1,300	1,380,886
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. — Harbor’s Edge Project, Series A:
4.00%, 01/01/29	300	315,636
5.00%, 01/01/34	485	529,751
4.38%, 01/01/39	725	768,101
5.00%, 01/01/49	955	1,021,506
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	2,370	2,341,655
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	535	569,903
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	4,440	4,905,756

		14,460,875

Washington — 0.8%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	1,455	1,533,323
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,495	1,548,910

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, Refunding RB(a):
5.75%, 01/01/35	$315	$328,891
6.00%, 01/01/45	850	881,866

		4,292,990

Wisconsin — 1.7%
Public Finance Authority, RB, :
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(a)	605	677,618
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(a)	605	674,073
Delray Beach Radiation Therapy, 6.85%, 11/01/46(a)	900	996,615
Delray Beach Radiation Therapy, 7.00%, 11/01/46(a)	570	636,319
Minnesota College of Osteopathic Medicine, Series A-1, 5.50%, 12/01/48(a)	655	715,791
Piedmont Community Charter School, 5.00%, 06/15/39	175	201,642
Piedmont Community Charter School, 5.00%, 06/15/49	530	602,202
Piedmont Community Charter School, 5.00%, 06/15/53	355	400,120
Traders Point Christian Schools, Series A, 5.38%, 06/01/44(a)	555	573,137
Traders Point Christian Schools, Series A, 5.50%, 06/01/54(a)	680	700,482
Public Finance Authority, Refunding RB, Wingate University, Series A, 5.25%, 10/01/48	1,065	1,196,070
Wisconsin Health & Educational Facilities Authority, Refunding RB, :
Benevolent Corporation Cedar Community, 5.00%, 06/01/41	225	242,557
St. Johns Communities, Inc., Series A, 7.25%, 09/15/19(b)	425	428,081
St. Johns Communities, Inc., Series A, 7.63%, 09/15/19(b)	855	861,592

		8,906,299

Total Municipal Bonds — 89.4% (Cost — $430,481,809)		461,451,967

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado — 2.3%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 01/01/40	$11,468	$11,619,543

Illinois — 3.0%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	7,180	7,785,131
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	4	4,105
4.00%, 02/15/41	1,495	1,636,572
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,056	5,816,271

		15,242,079

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,268	2,438,357

New York — 14.5%
City of New York New York Housing Development Corp., RB, M/F, :
Series C-1A, 4.15%, 11/01/39	1,893	1,981,010
Series C-1A, 4.20%, 11/01/44	3,470	3,631,122
Series C-1A, 4.30%, 11/01/47	2,840	2,971,472
Housing, Series D-1, Class B, 4.25%, 11/01/45	8,996	9,556,548
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, :
Fiscal 2013, Series CC, 5.00%, 06/15/47	14,181	15,989,683
Series HH, 5.00%, 06/15/31(i)	8,610	9,201,593
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(i):
5.75%, 02/15/21(b)	2,798	2,983,530
5.75%, 02/15/47	1,721	1,835,377
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,105	19,688,457

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	$6,600	$7,205,217

		75,044,009

Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,505	2,986,937

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,710	1,773,732

Texas — 0.5%
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,271	2,359,768

Washington — 1.6%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	7,966	8,475,178

Wisconsin — 0.2%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,142	1,220,498

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.5% (Cost — $114,973,995)		121,160,101

Total Long-Term Investments — 112.9% (Cost — $545,455,804)		582,612,068

	Shares

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(j)(k)	1,767,478	1,767,832

Total Short-Term Securities — 0.3% (Cost — $1,767,832)		1,767,832

Total Investments — 113.2% (Cost — $547,223,636)		584,379,900

Other Assets Less Liabilities — 0.7%		3,550,262

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.9)%		(71,854,905)

Net Assets Applicable to Common Shares — 100.0%		$516,075,257

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between November 15, 2019 to December 15, 2020, is $11,849,809.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	767,387	1,000,091	1,767,478	$1,767,832	$4,577	$523	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

ERB	Education Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

M/F	Multi-Family

MRB	Mortgage Revenue Bonds

RB	Revenue Bonds

S/F	Single-Family

12

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	23	09/30/19	$2,704	$(7,578)
10-Year U.S. Treasury Note	21	09/19/19	2,676	(18,929)
Long U.S. Treasury Bond	107	09/19/19	16,649	(294,505)

				$(321,012)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$582,612,068		$—	$582,612,068
Short-Term Securities	1,767,832	—		—	1,767,832

	$1,767,832	$582,612,068	$		$584,379,900

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(321,012)	$—		$—	$(321,012)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $71,659,281 are categorized as Level 2 within the disclosure hierarchy.

13